COMMITMENTS AND CONTINGENCIES (Details) - Temporary Equity (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Temporary Equity [Abstract]
Cash and note relief received for shares issued			$ 197,000		$ 227,000	$ 89,000
Mark redeemable common stock up/down to the redeemable amount			14,701		29,516	(974)
Interest on redeemable common stock	12,337	5,453	21,298	7,978	22,701	247	22,948	44,246
Redeemable common stock value	$ 600,489		$ 600,489		$ 367,490	$ 88,273	$ 367,490	$ 600,489